RISK MANAGEMENT - Loss allowance roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ (304,853,883)
Ending balance	(305,457,293)	$ (304,853,883)
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,478,009
Ending balance	8,935,367	10,478,009
Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	72,414	70,268	$ 64,910
Net remeasurement of loss allowance	(19,861)	(17,398)	(14,682)
New financial assets originated or purchased / Provision charged to profit or loss	25,995	20,230	20,271
FX and other movements	(118)	220	(320)
Discontinued operations	167	(906)	89
Reclassification MFG operation	(772)
Ending balance	77,825	72,414	70,268
Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	170,930	186,282	185,301
Net remeasurement of loss allowance	52,233	66,500	51,513
FX and other movements	(4,535)	4,301	(5,523)
Write-offs	(59,750)	(86,153)	(45,009)
Ending balance	158,878	170,930	186,282
Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	191,041
Ending balance	233,814	191,041
Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(28,472,926)
Ending balance	(30,055,436)	(28,472,926)
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(251,981,889)
Ending balance	(243,432,271)	(251,981,889)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,387,285
Ending balance	8,830,940	10,387,285
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(190,129,486)
Ending balance	(184,225,973)	(190,129,486)
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,006,639
Ending balance	8,429,970	10,006,639
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,006,639	10,035,715	9,197,514
Net remeasurement of loss allowance	3,661,899	4,618,024	4,268,027
New financial assets originated or purchased / Provision charged to profit or loss	1,632,795	1,285,076	1,649,497
Financial assets that have been derecognized/paid	(1,131,374)	(1,308,392)	(1,346,964)
Sales of portfolio	(302,306)	(134,655)	(361,380)
Unwind of discount	388,182	816,088	724,748
FX and other movements	(50,074)	43,033	(74,129)
Discontinued operations	159,231	138,514	154,901
Reclassification MFG operation	(262,011)
Write-offs	(5,673,011)	(5,486,764)	(4,176,499)
Ending balance	8,429,970	10,006,639	10,035,715
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(110,756,010)
Ending balance	(105,824,421)	(110,756,010)
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,363,688
Ending balance	4,262,079	5,363,688
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(110,051,750)
Ending balance	(104,047,053)	(110,051,750)
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,362,893	5,294,600	5,492,746
Net remeasurement of loss allowance	797,017	903,735	349,419
New financial assets originated or purchased / Provision charged to profit or loss	751,525	432,334	467,926
Financial assets that have been derecognized/paid	(595,375)	(645,241)	(679,439)
Sales of portfolio	(186,846)	(94,960)	(194,305)
Unwind of discount	261,596	593,569	517,529
FX and other movements	(34,874)	31,150	(56,490)
Discontinued operations	48,202	67,536	65,207
Reclassification MFG operation	(160,588)
Write-offs	(1,981,619)	(1,219,830)	(667,993)
Ending balance	4,261,931	5,362,893	5,294,600
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(704,260)
Ending balance	(1,777,368)	(704,260)
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	795	22	1,444
Net remeasurement of loss allowance	1	732	(120)
New financial assets originated or purchased / Provision charged to profit or loss	2,803	99	1,787
Financial assets that have been derecognized/paid	(3,451)	(58)	(3,089)
Ending balance	148	795	22
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(57,810,307)
Ending balance	(56,791,437)	(57,810,307)
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,166,018	4,307,446	3,311,912
Net remeasurement of loss allowance	2,690,471	3,554,301	3,870,225
New financial assets originated or purchased / Provision charged to profit or loss	849,049	834,485	1,116,839
Financial assets that have been derecognized/paid	(504,529)	(608,662)	(644,139)
Sales of portfolio	(115,460)	(10,064)	(167,075)
Unwind of discount	107,651	199,816	183,203
FX and other movements	(11,875)	9,042	(13,363)
Discontinued operations	108,312	59,341	83,088
Reclassification MFG operation	(83,070)
Write-offs	(3,541,791)	(4,179,687)	(3,433,244)
Ending balance	3,664,776	4,166,018	4,307,446
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(21,562,412)
Ending balance	(21,609,555)	(21,562,412)
Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	473,315	379,987	352,441
Net remeasurement of loss allowance	174,458	135,959	18,970
New financial assets originated or purchased / Provision charged to profit or loss	29,418	15,443	58,147
Financial assets that have been derecognized/paid	(27,978)	(17,517)	(17,867)
Unwind of discount	18,859	21,019	17,000
FX and other movements	(3,325)	2,841	(4,276)
Discontinued operations	2,717	11,637	6,606
Reclassification MFG operation	(18,353)
Write-offs	(146,956)	(76,054)	(51,034)
Ending balance	502,155	473,315	379,987
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(757)
Ending balance	(560)	(757)
Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,618	53,660	38,971
Net remeasurement of loss allowance	(48)	23,297	29,533
New financial assets originated or purchased / Provision charged to profit or loss		2,715	4,798
Financial assets that have been derecognized/paid	(41)	(36,914)	(2,430)
Sales of portfolio		(29,631)
Unwind of discount	76	1,684	7,016
Write-offs	(2,645)	(11,193)	(24,228)
Ending balance	960	3,618	53,660
Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	361,971
Ending balance	392,692	361,971
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	191,041
Ending balance	233,814	191,041
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(27,050,198)
Ending balance	(28,455,957)	(27,050,198)
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,675	16,882	36,930
Net remeasurement of loss allowance	(6,960)	(2,336)	(15,311)
New financial assets originated or purchased / Provision charged to profit or loss	4,268	3,279	2,669
Financial assets that have been derecognized/paid	(1,531)	(1,366)	(1,466)
FX and other movements	(1,551)	2,216	(5,940)
Discontinued operations	(3,722)
Reclassification MFG operation	(901)
Ending balance	8,278	18,675	16,882
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(27,050,198)
Ending balance	(28,455,957)	(27,050,198)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,310	12,972	12,686
Net remeasurement of loss allowance	5,799	452	(892)
New financial assets originated or purchased / Provision charged to profit or loss	13,400	9,029	6,470
Financial assets that have been derecognized/paid	(8,050)	(4,895)	(4,342)
FX and other movements	(130)	752	(950)
Discontinued operations	(2,727)
Ending balance	26,602	18,310	12,972
12-month expected credit losses [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,017,308
Ending balance	2,002,599	2,017,308
12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	62,509	61,637	58,160
Transfer from stage 1 to stage 2	(1,094)	(1,233)	(1,690)
Transfer from stage 1 to stage 3	(226)	(503)	(218)
Transfer from stage 2 to stage 1	1,954	2,998	1,105
Transfer from stage 3 to stage 1	56	20	29
Net remeasurement of loss allowance	(17,120)	(17,928)	(14,124)
New financial assets originated or purchased / Provision charged to profit or loss	23,891	18,204	18,604
FX and other movements	(111)	220	(318)
Discontinued operations	209	(906)	89
Reclassification MFG operation	(760)
Ending balance	69,308	62,509	61,637
12-month expected credit losses [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	31,226	25,965	24,977
Net remeasurement of loss allowance	2,442	4,932	4,389
FX and other movements	(1,305)	860	(1,789)
Write-offs	(1,202)	(531)	(1,612)
Ending balance	31,161	31,226	25,965
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,936,489
Ending balance	1,906,733	1,936,489
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,890,934	1,811,608	1,494,887
Transfer from stage 1 to stage 2	(275,855)	(332,518)	(332,307)
Transfer from stage 1 to stage 3	(316,862)	(422,672)	(450,063)
Transfer from stage 2 to stage 1	282,164	339,075	479,360
Transfer from stage 3 to stage 1	126,870	112,495	113,974
Net remeasurement of loss allowance	13,558	408,965	328,184
New financial assets originated or purchased / Provision charged to profit or loss	886,998	553,975	746,460
Financial assets that have been derecognized/paid	(547,374)	(494,729)	(407,483)
Sales of portfolio	(10)	(3,063)	(2,369)
Unwind of discount		1	12
FX and other movements	(11,629)	9,650	(13,879)
Discontinued operations	(23,788)	(23,538)	(31,149)
Reclassification MFG operation	(70,728)
Write-offs	(86,984)	(68,315)	(114,019)
Ending balance	1,867,294	1,890,934	1,811,608
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	724,075	612,441	598,538
Transfer from stage 1 to stage 2	(55,003)	(55,649)	(44,743)
Transfer from stage 1 to stage 3	(15,271)	(18,703)	(18,381)
Transfer from stage 2 to stage 1	54,778	69,270	150,216
Transfer from stage 3 to stage 1	18,925	25,801	31,836
Net remeasurement of loss allowance	(89,531)	89,091	(143,952)
New financial assets originated or purchased / Provision charged to profit or loss	397,081	276,958	285,466
Financial assets that have been derecognized/paid	(293,004)	(266,644)	(211,534)
Sales of portfolio	(3)
Unwind of discount		1
FX and other movements	(6,900)	5,749	(11,012)
Discontinued operations	(7,562)	(9,701)	(20,690)
Reclassification MFG operation	(34,399)
Write-offs	(9,296)	(4,539)	(3,303)
Ending balance	683,890	724,075	612,441
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	794	22	1,444
Transfer from stage 2 to stage 1			2
Net remeasurement of loss allowance	2	731	(122)
New financial assets originated or purchased / Provision charged to profit or loss	2,803	99	1,787
Financial assets that have been derecognized/paid	(3,451)	(58)	(3,089)
Ending balance	148	794	22
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,105,918	1,141,997	839,904
Transfer from stage 1 to stage 2	(209,643)	(265,008)	(276,858)
Transfer from stage 1 to stage 3	(300,847)	(378,612)	(429,739)
Transfer from stage 2 to stage 1	193,461	238,008	300,775
Transfer from stage 3 to stage 1	97,074	77,112	71,599
Net remeasurement of loss allowance	88,526	293,405	477,231
New financial assets originated or purchased / Provision charged to profit or loss	465,115	264,533	445,354
Financial assets that have been derecognized/paid	(244,305)	(216,409)	(184,933)
Sales of portfolio	(7)	(21)	(2,369)
FX and other movements	(4,743)	3,660	(3,199)
Discontinued operations	(8,535)	(10,791)	6,177
Reclassification MFG operation	(34,017)
Write-offs	(43,494)	(41,956)	(101,945)
Ending balance	1,104,503	1,105,918	1,141,997
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	60,088	45,080	48,763
Transfer from stage 1 to stage 2	(11,209)	(9,481)	(7,295)
Transfer from stage 1 to stage 3	(741)	(414)	(635)
Transfer from stage 2 to stage 1	33,923	30,885	26,638
Transfer from stage 3 to stage 1	10,871	9,525	10,329
Net remeasurement of loss allowance	14,574	5,282	(11,295)
New financial assets originated or purchased / Provision charged to profit or loss	21,999	9,758	9,206
Financial assets that have been derecognized/paid	(6,589)	(5,924)	(5,974)
Unwind of discount			12
FX and other movements	14	241	332
Discontinued operations	(7,691)	(3,046)	(16,636)
Reclassification MFG operation	(2,312)
Write-offs	(34,189)	(21,818)	(8,365)
Ending balance	78,738	60,088	45,080
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	59	12,068	6,238
Transfer from stage 1 to stage 2		(2,380)	(3,411)
Transfer from stage 1 to stage 3	(3)	(24,943)	(1,308)
Transfer from stage 2 to stage 1	2	912	1,729
Transfer from stage 3 to stage 1		57	210
Net remeasurement of loss allowance	(13)	20,456	6,322
New financial assets originated or purchased / Provision charged to profit or loss		2,627	4,647
Financial assets that have been derecognized/paid	(25)	(5,694)	(1,953)
Sales of portfolio		(3,042)
Write-offs	(5)	(2)	(406)
Ending balance	15	59	12,068
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	31,226
Ending balance	31,161	31,226
12-month expected credit losses [member] | Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	14,329	12,613	28,563
Transfer from stage 2 to stage 1	4,346		1,485
Net remeasurement of loss allowance	(6,960)	(1,774)	(14,315)
New financial assets originated or purchased / Provision charged to profit or loss	4,268	3,279	2,669
Financial assets that have been derecognized/paid	(1,531)	(1,366)	(1,466)
FX and other movements	(1,551)	1,577	(4,323)
Discontinued operations	(3,722)
Reclassification MFG operation	(901)
Ending balance	8,278	14,329	12,613
12-month expected credit losses [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(27,050,198)
Ending balance	(28,455,957)	(27,050,198)
12-month expected credit losses [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,310	12,972	12,686
Net remeasurement of loss allowance	5,751	452	(892)
New financial assets originated or purchased / Provision charged to profit or loss	13,400	9,029	6,470
Financial assets that have been derecognized/paid	(8,050)	(4,895)	(4,342)
FX and other movements	(126)	752	(950)
Discontinued operations	(2,727)
Ending balance	26,558	18,310	12,972
Lifetime expected credit losses [member] | Other accounts receivable, simplified approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	191,041	199,382	197,115
Discontinued operations	(456)	1,025	177
Entity deconsolidation			(3,245)
Provision charged to profit or loss	121,395	55,271	39,555
Reclassification MFG operation	(4,225)
Recovery for partial payments from the clients	(12,224)	(29,727)	(14,581)
Write-offs	(61,006)	(35,436)	(18,516)
Exchange gains (losses) in foreign currency	(711)	526	(1,123)
Ending balance	233,814	191,041	199,382
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,250,965
Ending balance	1,021,503	1,250,965
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,671	7,682	6,461
Transfer from stage 1 to stage 2	1,094	1,233	1,690
Transfer from stage 2 to stage 3	(219)	(167)	(329)
Transfer from stage 3 to stage 2	5	1	4
Transfer from stage 2 to stage 1	(1,954)	(2,998)	(1,105)
Net remeasurement of loss allowance	(1,671)	(14)	(769)
New financial assets originated or purchased / Provision charged to profit or loss	1,981	1,934	1,732
FX and other movements	(1)		(2)
Discontinued operations	4
Reclassification MFG operation	(4)
Ending balance	6,906	7,671	7,682
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	22,196	19,188	20,201
Net remeasurement of loss allowance	3,633	2,779	257
FX and other movements	(606)	229	(1,270)
Ending balance	25,223	22,196	19,188
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,243,294
Ending balance	1,014,553	1,243,294
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,216,752	1,284,791	1,425,922
Transfer from stage 1 to stage 2	275,855	332,518	332,307
Transfer from stage 2 to stage 3	(1,026,370)	(1,229,034)	(1,180,705)
Transfer from stage 3 to stage 2	130,594	174,006	309,622
Transfer from stage 2 to stage 1	(282,164)	(339,075)	(479,360)
Net remeasurement of loss allowance	992,532	1,324,473	1,261,116
New financial assets originated or purchased / Provision charged to profit or loss	184,597	171,018	285,746
Financial assets that have been derecognized/paid	(121,062)	(122,114)	(129,426)
Sales of portfolio	(357)	(793)	(1,809)
Unwind of discount		77	62
FX and other movements	(11,924)	7,608	(16,567)
Discontinued operations	60,721	25,642	18,163
Reclassification MFG operation	(64,506)
Write-offs	(365,338)	(412,365)	(540,280)
Ending balance	989,330	1,216,752	1,284,791
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	217,588	218,824	515,202
Transfer from stage 1 to stage 2	55,003	55,649	44,743
Transfer from stage 2 to stage 3	(143,316)	(141,584)	(130,514)
Transfer from stage 3 to stage 2	29,470	42,213	40,868
Transfer from stage 2 to stage 1	(54,778)	(69,270)	(150,216)
Net remeasurement of loss allowance	110,018	102,262	(109,495)
New financial assets originated or purchased / Provision charged to profit or loss	58,317	39,096	57,006
Financial assets that have been derecognized/paid	(41,751)	(37,026)	(35,105)
Sales of portfolio	(3)
Unwind of discount		51	16
FX and other movements	(5,869)	3,974	(9,657)
Discontinued operations	36,640	7,179	(1,893)
Reclassification MFG operation	(35,413)
Write-offs	(5,078)	(3,780)	(2,131)
Ending balance	220,828	217,588	218,824
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1
Transfer from stage 2 to stage 1			(2)
Net remeasurement of loss allowance	(1)	1	2
Ending balance		1
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	927,310	993,268	853,159
Transfer from stage 1 to stage 2	209,643	265,008	276,858
Transfer from stage 2 to stage 3	(843,865)	(1,030,039)	(1,004,192)
Transfer from stage 3 to stage 2	86,684	117,468	257,854
Transfer from stage 2 to stage 1	(193,461)	(238,008)	(300,775)
Net remeasurement of loss allowance	816,337	1,147,503	1,301,174
New financial assets originated or purchased / Provision charged to profit or loss	123,255	130,124	226,345
Financial assets that have been derecognized/paid	(76,434)	(78,281)	(90,591)
Sales of portfolio	(354)	(602)	(1,809)
Unwind of discount		26	46
FX and other movements	(4,356)	2,364	(4,785)
Discontinued operations	24,002	14,058	13,305
Reclassification MFG operation	(22,132)
Write-offs	(342,995)	(395,579)	(533,321)
Ending balance	703,634	927,310	993,268
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	71,839	66,333	52,639
Transfer from stage 1 to stage 2	11,209	9,481	7,295
Transfer from stage 2 to stage 3	(39,189)	(48,596)	(35,387)
Transfer from stage 3 to stage 2	14,440	13,789	9,526
Transfer from stage 2 to stage 1	(33,923)	(30,885)	(26,638)
Net remeasurement of loss allowance	66,186	68,567	59,040
New financial assets originated or purchased / Provision charged to profit or loss	3,025	1,729	2,298
Financial assets that have been derecognized/paid	(2,873)	(1,684)	(3,465)
FX and other movements	(1,699)	1,270	(2,125)
Discontinued operations	79	4,405	6,751
Reclassification MFG operation	(6,961)
Write-offs	(17,265)	(12,570)	(3,601)
Ending balance	64,868	71,839	66,333
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	14	6,366	4,922
Transfer from stage 1 to stage 2		2,380	3,411
Transfer from stage 2 to stage 3		(8,815)	(10,612)
Transfer from stage 3 to stage 2		536	1,374
Transfer from stage 2 to stage 1	(2)	(912)	(1,729)
Net remeasurement of loss allowance	(8)	6,140	10,395
New financial assets originated or purchased / Provision charged to profit or loss		69	97
Financial assets that have been derecognized/paid	(4)	(5,123)	(265)
Sales of portfolio		(191)
Write-offs		(436)	(1,227)
Ending balance		14	6,366
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	22,196
Ending balance	25,223	22,196
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,346	4,269	8,367
Transfer from stage 2 to stage 1	(4,346)		(1,485)
Net remeasurement of loss allowance		(562)	(996)
FX and other movements		639	(1,617)
Ending balance		4,346	4,269
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Investment securities at fair value [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	48
FX and other movements	(4)
Ending balance	44
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,018,695
Ending balance	5,677,451	7,018,695
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan commitments and financial guarantee contracts [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,234	949	289
Transfer from stage 1 to stage 3	226	503	218
Transfer from stage 2 to stage 3	219	167	329
Transfer from stage 3 to stage 2	(5)	(1)	(4)
Transfer from stage 3 to stage 1	(56)	(20)	(29)
Net remeasurement of loss allowance	(1,070)	544	211
New financial assets originated or purchased / Provision charged to profit or loss	123	92	(65)
FX and other movements	(6)
Discontinued operations	(46)
Reclassification MFG operation	(8)
Ending balance	1,611	2,234	949
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	117,508	141,129	140,123
Net remeasurement of loss allowance	46,158	58,789	46,867
FX and other movements	(2,624)	3,212	(2,464)
Write-offs	(58,548)	(85,622)	(43,397)
Ending balance	102,494	117,508	141,129
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,016,461
Ending balance	5,675,840	7,016,461
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,898,953	6,939,316	6,276,705
Transfer from stage 1 to stage 3	316,862	422,672	450,063
Transfer from stage 2 to stage 3	1,026,370	1,229,034	1,180,705
Transfer from stage 3 to stage 2	(130,594)	(174,006)	(309,622)
Transfer from stage 3 to stage 1	(126,870)	(112,495)	(113,974)
Net remeasurement of loss allowance	2,655,809	2,884,586	2,678,727
New financial assets originated or purchased / Provision charged to profit or loss	561,200	560,083	617,291
Financial assets that have been derecognized/paid	(462,938)	(691,549)	(810,055)
Sales of portfolio	(301,939)	(130,799)	(357,202)
Unwind of discount	388,182	816,010	724,674
FX and other movements	(26,521)	25,775	(43,683)
Discontinued operations	122,298	136,410	167,887
Reclassification MFG operation	(126,777)
Write-offs	(5,220,689)	(5,006,084)	(3,522,200)
Ending balance	5,573,346	6,898,953	6,939,316
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,421,230	4,463,335	4,379,006
Transfer from stage 1 to stage 3	15,271	18,703	18,381
Transfer from stage 2 to stage 3	143,316	141,584	130,514
Transfer from stage 3 to stage 2	(29,470)	(42,213)	(40,868)
Transfer from stage 3 to stage 1	(18,925)	(25,801)	(31,836)
Net remeasurement of loss allowance	776,530	712,382	602,866
New financial assets originated or purchased / Provision charged to profit or loss	296,127	116,280	125,454
Financial assets that have been derecognized/paid	(260,620)	(341,571)	(432,800)
Sales of portfolio	(186,840)	(94,960)	(194,305)
Unwind of discount	261,596	593,517	517,513
FX and other movements	(22,105)	21,427	(35,821)
Discontinued operations	19,124	70,058	87,790
Reclassification MFG operation	(90,776)
Write-offs	(1,967,245)	(1,211,511)	(662,559)
Ending balance	3,357,213	4,421,230	4,463,335
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,132,790	2,172,181	1,618,849
Transfer from stage 1 to stage 3	300,847	378,612	429,739
Transfer from stage 2 to stage 3	843,865	1,030,039	1,004,192
Transfer from stage 3 to stage 2	(86,684)	(117,468)	(257,854)
Transfer from stage 3 to stage 1	(97,074)	(77,112)	(71,599)
Net remeasurement of loss allowance	1,785,608	2,113,393	2,091,820
New financial assets originated or purchased / Provision charged to profit or loss	260,679	439,828	445,140
Financial assets that have been derecognized/paid	(183,790)	(313,972)	(368,615)
Sales of portfolio	(115,099)	(9,441)	(162,897)
Unwind of discount	107,651	199,790	183,157
FX and other movements	(2,776)	3,018	(5,379)
Discontinued operations	92,845	56,074	63,606
Reclassification MFG operation	(26,921)
Write-offs	(3,155,302)	(3,742,152)	(2,797,978)
Ending balance	1,856,639	2,132,790	2,172,181
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	341,388	268,574	251,039
Transfer from stage 1 to stage 3	741	414	635
Transfer from stage 2 to stage 3	39,189	48,596	35,387
Transfer from stage 3 to stage 2	(14,440)	(13,789)	(9,526)
Transfer from stage 3 to stage 1	(10,871)	(9,525)	(10,329)
Net remeasurement of loss allowance	93,698	62,110	(28,775)
New financial assets originated or purchased / Provision charged to profit or loss	4,394	3,956	46,643
Financial assets that have been derecognized/paid	(18,516)	(9,909)	(8,428)
Unwind of discount	18,859	21,019	16,988
FX and other movements	(1,640)	1,330	(2,483)
Discontinued operations	10,329	10,278	16,491
Reclassification MFG operation	(9,080)
Write-offs	(95,502)	(41,666)	(39,068)
Ending balance	358,549	341,388	268,574
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,545	35,226	27,811
Transfer from stage 1 to stage 3	3	24,943	1,308
Transfer from stage 2 to stage 3		8,815	10,612
Transfer from stage 3 to stage 2		(536)	(1,374)
Transfer from stage 3 to stage 1		(57)	(210)
Net remeasurement of loss allowance	(27)	(3,299)	12,816
New financial assets originated or purchased / Provision charged to profit or loss		19	54
Financial assets that have been derecognized/paid	(12)	(26,097)	(212)
Sales of portfolio		(26,398)
Unwind of discount	76	1,684	7,016
Write-offs	(2,640)	(10,755)	(22,595)
Ending balance	945	3,545	$ 35,226
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	117,508
Ending balance	$ 102,494	$ 117,508